SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

On October 26, 2021, the Group transferred of all of its equity interest in Shanghai Qingke Investment Consulting to Wangxiancai Limited, which is a related party of the Group, and is beneficially owned by the legal representative and executive director of one of the Group’s subsidiaries (the “Transfer of Equity Interest”). The Transfer of Equity Interest is made at nominal consideration. The WFOE has a series of contractual arrangements with Shanghai Qingke E-commerce, the Group’s variable interest entity, through which the Group carried out certain rental apartment operation business. Shanghai Qingke Investment Consulting and Shanghai Qingke E-commerce, on a consolidated basis, had been loss making. According to the contractual arrangements, Shanghai Qingke E-commerce agrees to pay service fees equivalent to no less than 100% of its annual net profit to Shanghai Qingke Investment Consulting. However, Shanghai Qingke E-commerce had never paid any service fee to the Shanghai Qingke Investment Consulting under the contractual arrangement as it had been loss making. The Transfer of Equity Interest was performed to dedicate the Group’s business resources to operate higher-quality rental apartments through the Group’s subsidiaries in China. As a result of the Transfer of Equity Interest, the Group no longer conducts any operation through a variable interest entity. After the Transfer of Equity Interest, in January 2022, Qingke Public Rental, one of the subsidiaries of the VIE, filed the voluntary petition for bankruptcy under the Article 2 of the PRC Enterprise Bankruptcy Law with Shanghai Third Intermediary Court (“Court”). The Court announced the effectiveness of the petition on January 4, 2022.

In January 2022, a principal shareholder of the Group, has agreed to consider to provide necessary financial support in the form of debt and/or equity, to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this consolidated financial statements.